Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company leases its office spaces under operating leases with future minimum lease payments as indicated in the table below:

Years ending December 31:
2013	$239,224
2014	$52,711
2015	53,803
2016	54,927
2017	37,127
Thereafter	—
Total future minimum lease payments	$437,792